OTHER PAYABLES AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2023
OTHER PAYABLES AND ACCRUED EXPENSES
Schedule of other payables and accrued expenses

	December 31,
	2023	2022
Payroll and other employee related accruals	$16,715	$17,999
Forward liability	461	5,150
Accrued expenses	8,339	9,511
Government authorities	2,274	2,806
Provision for returns	2,137	2,704
Other	17	146

	$29,943	$38,316